Note 10 - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
(Dollars in thousands)	2015	2014
Land	$2,021	1,978
Office buildings and improvements	8,930	8,526
Furniture and equipment	12,714	12,049
	23,665	22,553
Accumulated depreciation	(16,196)	(15,571)
	$7,469	6,982